Share of results of associates (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Share of Results of Associates
Share of results of associates
includes:

Continuing operations	2020 £m	2019 £m	2018 £m
Share of profit before interest and taxation	142.5	99.2	110.8
Share of exceptional losses	(146.1)	(47.8)	(41.5)
Share of interest and non-controlling interests	(91.4)	(19.4)	(15.1)
Share of taxation	(41.0)	(17.3)	(23.7)
	(136.0)	14.7	30.5